UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5696
RIVERSOURCE GLOBAL SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 07/31

Portfolio of Investments
RiverSource Absolute Return Currency and Income Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (10.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Supranational (0.6%)
Inter-American Development Bank 03-16-11	0.82%	$2,000,000	(c,g)	$2,027,778

Asset-Backed (3.2%)
Citibank Credit Card Issuance Trust Series 2007-A1 Cl A1 03-22-12	0.60	1,000,000	(g)	995,443
Countrywide Home Equity Loan Trust Series 2005-H Cl 2A (FGIC) 12-15-35	0.53	160,895	(e,g)	62,968
Keycorp Student Loan Trust Series 2003-A Cl 2A2 (MBIA) 10-25-25	0.81	347,284	(e,g)	339,990
Northstar Education Finance Series 2007-1 Cl A2 01-29-46	0.52	750,000	(g)	747,184
SLC Student Loan Trust Series 2006-A Cl A4 01-15-19	0.63	1,800,000	(g)	1,416,813
SLM Student Loan Trust Series 2004-3 Cl A3 04-25-16	0.59	34,262	(g)	34,227
SLM Student Loan Trust Series 2005-5 Cl A2 10-25-21	0.58	976,127	(g)	962,127
SLM Student Loan Trust Series 2005-8 Cl A2 07-25-22	0.59	1,347,584	(g)	1,329,931
SLM Student Loan Trust Series 2005-B Cl A1 12-16-19	0.67	260,439	(g)	251,517
SLM Student Loan Trust Series 2006-5 Cl A2 07-25-17	0.49	203,436	(g)	203,025
SLM Student Loan Trust Series 2006-A Cl A1 03-16-20	0.65	672,412	(g)	659,538
SLM Student Loan Trust Series 2006-A Cl A2 12-15-20	0.71	2,000,000	(g)	1,855,361
SLM Student Loan Trust Series 2006-C Cl A2 09-15-20	0.68	1,000,000	(g)	953,740
SLM Student Loan Trust Series 2007-2 Cl A2 07-25-17	0.50	1,000,000	(g)	978,559

Total				10,790,423

	Coupon	Principal
Issuer	rate	amount		Value(a)
Commercial Mortgage-Backed (0.8%)(f)
GS Mtge Securities II Series 2007-EOP Cl A2 03-06-20	0.43	1,200,000	(d,g)	958,677
GS Mtge Securities II Series 2007-EOP Cl A3 03-06-20	0.48	1,770,000	(d,g)	1,304,897
Morgan Stanley Dean Witter Capital I Series 2002-TOP7 Cl A1 01-15-39	5.38	510,057		518,842

Total				2,782,416

Mortgage-Backed (0.3%)(f)
Deutsche Bank Alternate Mtge Loan Trust Collateralized Mtge Obligation Series 2006-AR6 Cl A3 02-25-37	0.38	169,124	(g)	151,383
Downey Savings & Loan Assn Mtge Loan Trust Collateralized Mtge Obligation Series 2006-AR2 Cl 2AB1 11-19-37	0.38	274,887	(g)	253,237
Harborview Mtge Loan Trust Collateralized Mtge Obligation Series 2006-12 Cl 2A11 01-19-38	0.38	314,520	(g)	293,263
Harborview Mtge Loan Trust Collateralized Mtge Obligation Series 2006-8 Cl 2A1B 08-21-36	0.54	853,709	(g)	191,196

Total				889,079

Automotive (0.7%)
American Honda Finance Sr Unsecured 02-05-10	1.42	2,500,000	(d,g)	2,489,464

Banking (2.0%)
ANZ Natl Intl Bank Guaranteed 08-07-09	1.01	750,000	(c,d,g)	750,023
Bank of New York Mellon Sr Unsecured 02-05-10	1.42	3,000,000	(g)	3,002,990
Royal Bank of Scotland Govt Guaranteed 05-11-12	1.64	2,000,000	(c,d,g)	2,013,844
US Bancorp Sr Unsecured 02-04-10	1.42	1,250,000	(g)	1,246,764

Total				7,013,621

Brokerage (—%)
Lehman Brothers Holdings Sr Unsecured 10-22-09	0.00	640,000	(b,g,i)	108,800

Construction Machinery (1.9%)
Caterpillar Financial Services Sr Unsecured 02-08-10	1.42	2,000,000	(g)	2,000,654
John Deere Capital Sr Unsecured 01-18-11	1.21	4,500,000	(g)	4,480,618

Total				6,481,272

	Coupon	Principal
Issuer	rate	amount		Value(a)
Health Care (0.6%)
Cardinal Health Sr Unsecured 10-02-09	0.87	2,080,000	(g)	2,075,152

Health Care Insurance (0.4%)
UnitedHealth Group Sr Unsecured 06-21-10	0.79	1,500,000	(g)	1,488,506

Life Insurance (0.1%)
Pricoa Global Funding I 12-15-09	0.68	400,000	(d,g)	398,266

Retailers (0.2%)
Home Depot Sr Unsecured 12-16-09	0.75	750,000	(g)	749,309
Total Bonds

(Cost: $39,805,232)				$37,294,086

FDIC-Insured Debt (1.2%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
Bank of America FDIC Govt Guaranty 06-22-12	0.81%	$2,000,000	(g)	$2,014,640
General Electric Capital FDIC Govt Guaranty 03-11-11	0.73	2,000,000	(g)	2,007,156
Total FDIC-Insured Debt

(Cost: $4,000,000)				$4,021,796

Money Market Fund (86.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	298,027,452	(h)	$298,027,452
Total Money Market Fund

(Cost: $298,027,452)			$298,027,452

Total Investments in Securities
(Cost: $341,832,684)(j)			$339,343,334

Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2009

		Currency to be	Unrealized	Unrealized
Exchange date	Currency to be delivered	received	appreciation	depreciation
Sept. 2, 2009	35,460,000	49,907,113	$—	$(634,460)
	European Monetary Unit	U.S. Dollar

Sept. 2, 2009	50,939,000	33,230,057
	New Zealand Dollar	U.S. Dollar	—	(429,017)

Sept. 2, 2009	90,492,000	83,228,637
	Swiss Franc	U.S. Dollar	—	(1,470,364)

Sept. 2, 2009	83,071,646	100,571,000
	U.S. Dollar	Australian Dollar	834,928	—

Sept. 2, 2009	33,272,643	36,001,000
	U.S. Dollar	Canadian Dollar	149,049	—

Sept. 2, 2009	49,913,246	310,685,000
	U.S. Dollar	Norwegian Krone	718,016	—

Total			$1,701,993	$(2,533,841)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At July 31, 2009, the value of foreign securities represented 1.4% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $7,915,171 or 2.3% of net assets.

(e)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

FGIC	— Financial Guaranty Insurance Company

MBIA	— MBIA Insurance Corporation

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2009.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(i)	This position is in bankruptcy.

(j)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $341,833,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$72,000
Unrealized depreciation	(2,562,000)

Net unrealized depreciation	$(2,490,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Foreign Government Obligations & Agencies	$—	$2,027,778	$—	$2,027,778
Asset-Backed Securities	—	10,790,423	—	10,790,423
Commercial Mortgage-Backed Securities	—	2,782,416	—	2,782,416
Residential Mortgage-Backed Securities	—	595,817	293,262	889,079
Corporate Debt Securities	—	20,804,390	—	20,804,390

Total Bonds	—	37,000,824	293,262	37,294,086

Other
FDIC-Insured Debt Securities	—	4,021,796	—	4,021,796
Affiliated Money Market Fund (a)	298,027,452	—	—	298,027,452

Total Other	298,027,452	4,021,796	—	302,049,248

Investments in Securities	298,027,452	41,022,620	293,262	339,343,334
Other Financial Instruments (b)	—	(831,848)	—	(831,848)

Total	$298,027,452	$40,190,772	$293,262	$338,511,486

(a)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Short-Term
	Securities	Securities	Total
Balance as of Oct. 31, 2008	$476,047	$1,913,033	$2,389,080
Accrued discounts/premiums	—	445	445
Realized gain (loss)	—	(450,895)	(450,895)
Change in unrealized appreciation (depreciation)	20,770	394,508	415,278
Net purchases (sales)	(203,555)	(1,857,091)	(2,060,646)
Transfers in and/or out of Level 3	—	—	—

Balance as of July 31, 2009	$293,262	$—	$293,262

Portfolio of Investments
RiverSource Emerging Markets Bond Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (97.1%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina (1.5%)
Banco Hipotecario
Sr Unsecured
04-27-16	9.75%	$975,000	(d)	$688,271
Republic of Argentina
09-12-13	7.00	2,700,000		1,671,300
Republic of Argentina
Sr Unsecured
12-15-35	0.00	12,950,000	(g)	505,050

Total				2,864,621

Brazil (12.3%)
Banco Nacional de Desenvolvimento Economico e Social
Sr Unsecured
06-16-18	6.37	3,650,000	(d)	3,718,438
06-10-19	6.50	1,300,000	(d)	1,331,806
Bertin Ltda
Sr Unsecured
10-05-16	10.25	580,000	(d)	482,125
Centrais Eletricas Brasileiras
Sr Unsecured
07-30-19	6.88	500,000	(d,e)	512,906
07-30-19	6.88	1,000,000	(d)	1,025,813
Federative Republic of Brazil
01-20-34	8.25	600,000		730,500
Federative Republic of Brazil
(Brazilian Real)
01-05-16	12.50	350,000		211,115
Federative Republic of Brazil
Sr Nts
01-15-19	5.88	2,400,000		2,457,600
Federative Republic of Brazil
Sr Unsecured
01-17-17	6.00	3,300,000		3,427,049
10-14-19	8.88	1,438,000		1,768,740
Marfrig Overseas
11-16-16	9.63	1,130,000	(d)	984,513
Morgan Stanley
(Brazilian Real) Sr Unsecured
05-03-17	10.09	4,600,000	(d)	2,022,412
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-12	10.00	489,500		2,636,635
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	161,000		849,821

	Coupon	Principal
Issuer	rate	amount		Value(a)
Telemar Norte Leste
Sr Unsecured
04-23-19	9.50	900,000	(d)	1,017,619

Total				23,177,092

Cayman Islands (2.3%)
Peru Enhanced Pass-Thru
Sr Secured Zero Coupon
05-31-18	4.84	5,954,737	(d,j)	4,287,411

Chile (0.6%)
Empresa Nacional Del Petroleo
Sr Unsecured
07-08-19	6.25	1,200,000	(d)	1,199,349

Colombia (6.2%)
Ecopetrol
07-23-19	7.63	1,000,000	(d)	1,050,984
Empresas Publicas de Medellin
Sr Unsecured
07-29-19	7.63	900,000	(d)	942,701
Republic of Colombia
09-18-37	7.38	4,450,000		4,572,375
Republic of Colombia
(Colombian Peso)
10-22-15	12.00	2,693,000,000		1,538,388
06-28-27	9.85	1,000,000,000		500,000
Republic of Colombia
Sr Nts
03-18-19	7.38	1,900,000		2,061,500
Republic of Colombia
Sr Unsecured
05-21-24	8.13	400,000		444,200
Santa Fe de Bogota
(Colombian Peso) Sr Unsecured
07-26-28	9.75	1,377,000,000	(d)	586,432

Total				11,696,580

Dominican Republic (1.1%)
Aes Dominicana Energia Finance
12-13-15	11.00	1,050,000	(d)	871,500
Cerveceria Nacional Dominicana
03-27-12	16.00	1,450,000	(d)	1,240,040

Total				2,111,540

El Salvador (2.1%)
Republic of El Salvador
04-10-32	8.25	2,050,000	(d)	1,927,000
06-15-35	7.65	2,310,000	(d)	2,032,800

Total				3,959,800

Gabon (0.5%)
Republic of Gabonese
12-12-17	8.20	1,000,000	(d)	957,500

Indonesia (8.2%)
Govt of Indonesia
(Indonesian Rupiah)

	Coupon	Principal
Issuer	rate	amount		Value(a)
05-15-16	10.75	4,470,000,000		480,868
Govt of Indonesia
(Indonesian Rupiah) Series FR26
10-15-14	11.00	6,000,000,000		651,794
Govt of Indonesia
(Indonesian Rupiah) Series FR28
07-15-17	10.00	10,000,000,000		1,025,256
Govt of Indonesia
(Indonesian Rupiah) Series FR36
09-15-19	11.50	9,000,000,000		985,666
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	29,000,000,000		2,826,404
Perusahaan Penerbit SBSN
04-23-14	8.80	1,900,000	(d)	2,062,999
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	1,300,000	(d)	1,326,000
10-12-35	8.50	2,100,000	(d)	2,278,500
02-17-37	6.63	1,450,000	(d)	1,290,500
01-17-38	7.75	2,700,000	(d)	2,619,000

Total				15,546,987

Iraq (0.7%)
Republic of Iraq
01-15-28	5.80	2,100,000	(d)	1,391,250

Kazakhstan (1.6%)
KazMunaiGaz Finance
07-02-18	9.13	2,995,000	(d)	2,727,676
Temir Capital for JSC TemirBank
Bank Guaranteed
05-21-14	9.50	850,000	(d)	312,953

Total				3,040,629

Luxembourg (5.4%)
Gaz Capital
Secured
11-22-16	6.21	4,350,000	(d)	3,849,750
08-16-37	7.29	2,950,000	(d)	2,301,000
Gaz Capital
Sr Nts
07-31-14	8.13	1,000,000	(d)	1,003,640
MHP
Sr Secured
11-30-11	10.25	1,250,000	(d)	1,018,750
TNK-BP Finance
03-20-17	6.63	300,000	(d)	258,000
03-13-18	7.88	2,025,000	(d)	1,830,094

Total				10,261,234

Mexico (10.2%)
Controladora Comerical Mexicana
(Mexican Peso)
03-30-27	8.70	13,700,000	(b,d)	442,412
Mexican Fixed Rate Bonds
(Mexican Peso)
12-15-16	7.25	12,510,000		923,603
12-14-17	7.75	27,100,000		2,027,455

	Coupon	Principal
Issuer	rate	amount		Value(a)
Mexican Fixed Rate Bonds
(Mexican Peso) Series MI-10
12-19-13	8.00	6,330,000		499,058
Pemex Project Funding Master Trust
03-01-18	5.75	7,450,000	(f)	7,338,250
06-15-35	6.63	4,804,000		4,536,028
06-15-38	6.63	1,500,000		1,334,550
Petroleos Mexicanos
05-03-19	8.00	1,100,000	(d)	1,240,250
Vitro
02-01-17	9.13	2,120,000	(b)	848,000

Total				19,189,606

Netherlands (2.6%)
Intergas Finance
05-14-17	6.38	300,000	(d)	226,925
KazMunaiGaz Finance
01-23-15	11.75	1,400,000	(d)	1,434,818
Majapahit Holding
10-17-16	7.75	2,030,000	(d,f)	1,979,249
06-28-17	7.25	1,150,000	(d,f)	1,069,500
06-29-37	7.88	200,000	(d)	161,750

Total				4,872,242

Peru (2.5%)
Republic of Peru
07-21-25	7.35	500,000		540,750
Republic of Peru
Sr Unsecured
03-30-19	7.13	1,300,000		1,407,250
03-14-37	6.55	2,900,000	(f)	2,856,500

Total				4,804,500

Philippine Islands (4.5%)
Natl Power
11-02-16	6.88	900,000	(d)	906,967
Power Sector Assets & Liabilities
05-27-19	7.25	2,150,000	(d)	2,193,000
Republic of Philippines
01-14-31	7.75	500,000		531,250
Republic of Philippines
Sr Unsecured
06-17-19	8.38	2,350,000	(f)	2,711,313
01-20-20	6.50	2,100,000		2,105,250

Total				8,447,780

Qatar (1.5%)
Qtel Intl Finance
06-10-19	7.88	1,000,000	(d,f)	1,083,526
Ras Laffan Liquefied Natural Gas
Sr Secured 09-30-14	5.50	800,000	(d)	812,050
State of Qatar
Sr Nts
04-09-19	6.55	800,000	(d)	851,936

Total				2,747,512

Russia (7.2%)
Gaz Capital

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sr Secured
04-11-18	8.15	550,000	(d)	526,625
Gazstream
07-22-13	5.63	370,208	(d)	366,043
Russian Federation
03-31-30	7.50	7,450,560	(d)	7,478,500
TransCapitalInvest for Transneft
Secured
08-07-18	8.70	5,180,000	(d)	5,180,000

Total				13,551,168

South Korea (2.6%)
Export-Import Bank of Korea
Sr Nts
01-21-14	8.13	700,000		763,459
Export-Import Bank of Korea
Sr Unsecured
01-14-15	5.88	1,150,000		1,135,039
Korea Development Bank
Sr Nts
01-23-14	8.00	1,450,000		1,573,462
POSCO
03-26-14	8.75	1,300,000	(d)	1,479,757

Total				4,951,717

Supra-National (2.0%)
Corp Andina de Fomento
06-04-19	8.13	3,400,000		3,746,171

Turkey (8.7%)
Republic of Turkey
03-15-15	7.25	1,500,000		1,602,150
04-03-18	6.75	1,550,000		1,565,500
06-05-20	7.00	1,800,000		1,845,000
03-17-36	6.88	5,050,000		4,797,500
03-05-38	7.25	600,000		593,250
Republic of Turkey
Sr Unsecured
07-14-17	7.50	1,300,000		1,376,375
03-11-19	7.00	2,700,000		2,747,250
11-07-19	7.50	1,800,000		1,890,000

Total				16,417,025

Ukraine (0.4%)
Govt of Ukraine
06-26-12	6.39	850,000	(d)	697,000

United Arab Emirates (1.0%)
TDIC Finance
07-02-14	6.50	1,800,000	(d,f)	1,877,482

United Kingdom (1.1%)
Vedanta Resources
Sr Unsecured
07-18-18	9.50	2,300,000	(d)	2,120,052

Uruguay (2.9%)
Republic of Uruguay

	Coupon	Principal
Issuer	rate	amount		Value(a)
05-17-17	9.25	400,000	(f)	461,000
Republic of Uruguay
Pay-in-kind
01-15-33	7.88	198,500	(i)	204,455
Republica Orient Uruguay
(Uruguay Peso)
04-05-27	4.25	80,463,448	(h)	2,872,459
06-26-37	3.70	16,422,807	(h)	522,704
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	1,383,939		1,401,238

Total				5,461,856

Venezuela (7.4%)
Petroleos de Venezuela
04-12-17	5.25	9,450,000		4,574,745
Republic of Venezuela
02-26-16	5.75	6,189,500		3,651,805
05-07-23	9.00	5,550,000		3,549,225
03-31-38	7.00	1,800,000		922,500
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	1,594,000		1,179,560

Total				13,877,835

Total Bonds (Cost: $187,558,399)				$183,255,939

Money Market Fund (4.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	8,201,818	(k)	$8,201,818

Total Money Market Fund (Cost: $8,201,818)			$8,201,818

Investments of Cash Collateral Received for Securities on Loan (2.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	5,428,070	$5,428,070

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,428,070)		$5,428,070

Total Investments in Securities (Cost: $201,188,287)(l)		$196,885,827

Investments in Derivatives
Credit Default Swap Contracts Outstanding at July 31, 2009

						Unamortized
						premium
		Buy/sell	Pay/receive	Expiration	Notional	(paid)	Unrealized
Counterparty	Referenced entity	protection	fixed rate	date	amount	received	depreciation

JPMorgan Chase Bank	CDX Emerging Markets Index	Buy	2.65%	June 20,2013	$2,000,000	$(325,904)	$(243,461)

Merril Lynch Intl	CDX Emerging Markets Index	Sell	2.65	June 20,2013	2,000,000	—	(73,385)

Total							$(316,846)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $83,277,574 or 44.1% of net assets.

(e)	At July 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $511,382.

(f)	At July 31, 2009, security was partially or fully on loan.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(h)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(l)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $201,188,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,025,000
Unrealized depreciation	(12,327,000)

Net unrealized depreciation	$(4,302,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$136,926,757	$4,287,411	$141,214,168
Corporate Debt Securities	—	40,801,731	1,240,040	42,041,771

Total Bonds	—	177,728,488	5,527,451	183,255,939

Other
Affiliated Money Market Fund (a)	8,201,818	—	—	8,201,818
Investments of Cash Collateral Received for Securities on Loan	5,428,070	—	—	5,428,070

Total Other	13,629,888	—	—	13,629,888

Investments in Securities	13,629,888	177,728,488	5,527,451	196,885,827
Other Financial Instruments (b)	—	(316,846)	—	(316,846)

Total	$13,629,888	$177,411,642	$5,527,451	$196,568,981

(a)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Foreign
	Government	Corporate Debt	Other Financial
	Obligations & Agencies	Securities	Instruments	Total

Balance as of Oct. 31, 2008	$3,289,446	$1,065,605	$257,106	$4,612,157
Accrued discounts/premiums	86,697	(2,523)	—	84,174
Realized gain (loss)	55,485	—	*	55,485
Change in unrealized appreciation (depreciation)**	746,916	176,958	(257,106)	666,768
Net purchases (sales)	1,634,267	—	—	1,634,267
Transfers in and/or out of Level 3	(1,525,400)	—	—	(1,525,400)

Balance as of July 31, 2009	$4,287,411	$1,240,040	$—	$5,527,451

*	The realized gain (loss) earned during the period from Nov. 1, 2008 to July 31, 2009 for Other Financial Instruments was $1,196,000.
**	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2009 was $905,218.

Portfolio of Investments
RiverSource Global Bond Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.7%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina (0.1%)
Republic of Argentina
09-12-13	7.00%	$748,000		$463,012
Republic of Argentina
Sr Unsecured
12-15-35	2.28	2,900,000	(j)	113,100

Total				576,112

Australia (1.6%)
Australia & New Zealand Banking Group
(Australian Dollar)
11-08-11	6.50	420,000		359,691
Commonwealth Bank of Australia
(European Monetary Unit) Sr Unsub
11-12-09	3.38	745,000		1,063,955
New South Wales Treasury
(Australian Dollar)
05-01-12	6.00	6,750,000		5,773,847
Telstra
Sr Unsecured
04-01-12	6.38	500,000		524,485
Westpac Banking
(Australian Dollar) Sr Unsub
09-24-12	7.25	600,000		517,222
Total				8,239,200

Austria (1.6%)
Republic of Austria
(European Monetary Unit)
07-15-14	4.30	5,245,000		7,979,253

Belgium (1.9%)
Fortis Bank
(European Monetary Unit) Sr Unsecured
05-30-14	4.50	420,000		608,024
Kingdom of Belgium
(European Monetary Unit)
03-28-10	3.00	3,965,000		5,736,966
09-28-12	5.00	2,185,000		3,395,300
Total				9,740,290

Brazil (1.4%)
Banco Nacional de Desenvolvimento Economico e Social
Sr Unsecured
06-16-18	6.37	535,000	(d)	545,031
06-10-19	6.50	910,000	(d)	932,265
Centrais Eletricas Brasileiras

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sr Unsecured
07-30-19	6.88	375,000	(d,m)	384,680
Federative Republic of Brazil
01-15-18	8.00	282,389		319,099
Federative Republic of Brazil
Sr Unsecured
01-17-17	6.00	307,000		318,820
10-14-19	8.88	115,000		141,450
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-12	10.00	640,500		3,449,979
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	201,000		1,060,957
Total				7,152,281

Canada (3.2%)
Canadian Pacific Railway
(Canadian Dollar)
06-15-10	4.90	380,000	(d)	362,899
EnCana
Sr Unsecured
11-01-11	6.30	1,140,000		1,234,245
Govt of Canada
(Canadian Dollar)
06-01-18	4.25	1,730,000		1,716,106
Province of British Columbia
(Canadian Dollar)
06-18-14	5.30	1,790,000		1,828,558
Province of Ontario
(Canadian Dollar)
03-08-14	5.00	3,635,000		3,661,731
Province of Quebec
(Canadian Dollar)
12-01-17	4.50	1,933,000		1,853,438
Royal Bank of Canada
(European Monetary Unit) Sr Unsecured
01-18-13	3.25	630,000		899,606
TELUS
Sr Unsecured
06-01-11	8.00	980,000		1,059,311
Thomson Reuters
10-01-14	5.70	2,465,000		2,645,399
Toronto-Dominion Bank
(European Monetary Unit) Sr Unsecured
05-14-15	5.38	600,000		917,404
Total				16,178,697

Colombia (0.2%)
Ecopetrol
07-23-19	7.63	300,000	(d)	315,295
Republic of Colombia
01-27-17	7.38	230,000	(p)	250,125
09-18-37	7.38	260,000		267,150
Republic of Colombia
Sr Nts
03-18-19	7.38	250,000		271,250
Total				1,103,820

	Coupon	Principal
Issuer	rate	amount		Value(a)
Czech Republic (0.5%)
Czech Republic
(Czech Koruna)
10-18-10	2.55	17,510,000		979,493
06-16-13	3.70	27,500,000		1,521,457
Total				2,500,950

Denmark (0.8%)
Danske Bank
(European Monetary Unit)
03-16-10	1.32	750,000	(i)	1,070,657
Nykredit Realkredit
(Danish Krone)
04-01-28	5.00	10,604,204		2,061,266
Nykredit Realkredit
(European Monetary Unit)
01-01-10	5.00	750,000		1,084,010
Total				4,215,933

France (4.6%)
BNP Paribas
(European Monetary Unit) Sr Sub Nts
12-17-12	5.25	555,000		838,886
Caisse Refinance Hypothe
(European Monetary Unit)
10-11-10	4.38	700,000		1,028,705
Credit Agricole
(European Monetary Unit) Sr Unsecured
06-24-13	6.00	550,000		870,724
Electricite de France
(European Monetary Unit) Sr Unsecured
02-05-18	5.00	750,000		1,128,141
France Telecom
(European Monetary Unit) Sr Unsecured
02-21-17	4.75	1,180,000		1,782,816
Govt of France
(European Monetary Unit)
04-25-12	5.00	2,365,000		3,658,186
04-25-13	4.00	6,020,000		9,122,834
10-25-16	5.00	2,880,000		4,608,412
Veolia Environnement
(European Monetary Unit)
01-16-17	4.38	225,000		313,853
Total				23,352,557

Germany (7.3%)
Bayerische Landesbank
(Japanese Yen)
04-22-13	1.40	170,000,000		1,775,526
Bundesrepublik Deutschland
(European Monetary Unit)
07-04-10	5.25	4,265,000		6,326,515
07-04-19	3.50	1,500,000		2,174,094
07-04-27	6.50	4,650,000		8,703,185
07-04-28	4.75	2,225,000		3,472,296
07-04-34	4.75	4,585,000		7,175,134
Corealcredit Bank

	Coupon	Principal
Issuer	rate	amount		Value(a)
(European Monetary Unit) Series 501
09-02-09	5.00	1,800,000	(d)	2,572,115
Deutsche Pfandbriefbank
(European Monetary Unit) Series G6
01-15-10	5.50	1,375,000		1,992,350
Landwirtschaftliche Rentenbank
(Australian Dollar)
06-15-11	5.75	1,250,000		1,061,027
Rheinische Hypothekenbank
(European Monetary Unit) Series 803
07-05-10	5.75	1,305,000	(d)	1,932,358
Total				37,184,600

Greece (1.4%)
Hellenic Republic
(European Monetary Unit)
08-20-12	4.10	2,820,000		4,186,722
Hellenic Republic
(European Monetary Unit) Sr Unsub
10-22-22	5.90	2,010,000		3,205,689
Total				7,392,411

Indonesia (0.8%)
Govt of Indonesia
(Indonesian Rupiah)
05-15-16	10.75	9,320,000,000		1,002,615
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	21,944,000,000		2,138,710
Perusahaan Penerbit SBSN
04-23-14	8.80	160,000	(d)	173,726
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	500,000	(d)	510,000
10-12-35	8.50	190,000	(d,p)	206,150
02-17-37	6.63	205,000	(d)	182,450
Total				4,213,651

Ireland (0.1%)
GE Capital UK Funding
(British Pound)
04-26-10	5.88	275,000		463,531

Italy (3.9%)
Buoni Poliennali Del Tesoro
(European Monetary Unit)
01-15-10	3.00	3,140,000		4,521,660
04-15-12	4.00	1,970,000		2,954,301
02-01-19	4.25	1,620,000		2,366,607
11-01-26	7.25	3,486,283		6,384,856
11-01-27	6.50	1,025,000		1,742,777
Intesa Sanpaolo
(European Monetary Unit) Sr Unsecured
12-19-13	5.38	400,000		612,170
Telecom Italia Capital
11-15-13	5.25	1,215,000		1,254,356
Total				19,836,727

	Coupon	Principal
Issuer	rate	amount		Value(a)
Japan (11.2%)
Bayer Holding
(Japanese Yen)
06-28-12	1.96	40,000,000		418,104
Development Bank of Japan
(Japanese Yen)
06-20-12	1.40	417,000,000		4,490,112
Govt of Japan CPI Linked
(Japanese Yen)
12-10-17	1.20	430,287,000	(g)	4,138,633
03-10-18	1.40	465,599,000	(g)	4,543,298
Govt of Japan
(Japanese Yen)
09-20-17	1.70	811,000,000		8,940,967
12-20-22	1.40	486,000,000		4,908,965
12-20-26	2.10	884,000,000		9,426,637
12-20-34	2.40	203,000,000		2,193,057
Govt of Japan
(Japanese Yen) Series 239
06-20-12	1.40	400,000,000		4,350,605
Govt of Japan
(Japanese Yen) Series 244
12-20-12	1.00	913,000,000		9,822,116
Govt of Japan
(Japanese Yen) Series 267
12-20-14	1.30	200,000,000		2,169,136
Govt of Japan
(Japanese Yen) Series 50
09-20-10	0.80	185,000,000		1,969,102
Total				57,370,732

Kazakhstan (—%)
KazMunaiGaz Finance
07-02-18	9.13	150,000	(d)	136,612

Luxembourg (0.1%)
Gaz Capital
Secured
11-22-16	6.21	100,000	(d)	88,500
08-16-37	7.29	230,000	(d,p)	179,400
Wind Acquisition Finance
Sr Nts
07-15-17	11.75	195,000	(d)	208,650
Total				476,550

Malaysia (0.3%)
Petronas Capital
05-22-12	7.00	1,350,000	(d)	1,490,747

Mexico (1.3%)
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00	49,580,000		3,849,726
Mexican Fixed Rate Bonds
(Mexican Peso) Series MI-10
12-19-13	8.00	24,940,000		1,966,272
Pemex Project Funding Master Trust
03-01-18	5.75	617,000		607,745

	Coupon	Principal
Issuer	rate	amount		Value(a)
United Mexican States
Sr Unsecured
09-27-34	6.75	270,000		278,100
Total				6,701,843

Netherlands (4.2%)
Allianz Finance II
(European Monetary Unit)
11-23-16	4.00	400,000		562,751
BMW Finance
(European Monetary Unit)
09-19-13	8.88	650,000		1,090,757
Deutsche Telekom Intl Finance
(British Pound)
12-09-10	6.25	415,000		727,450
Deutsche Telekom Intl Finance
(European Monetary Unit)
01-19-15	4.00	1,335,000		1,925,903
E.ON Intl Finance
(European Monetary Unit)
10-02-17	5.50	535,000		831,299
Govt of Netherlands
(European Monetary Unit)
07-15-12	5.00	2,880,000		4,457,744
07-15-13	4.25	2,545,000		3,890,186
07-15-16	4.00	2,700,000		4,056,006
ING Groep
(European Monetary Unit) Sr Unsecured
05-31-17	4.75	1,205,000		1,725,445
Nederlandse Waterschapsbank
(British Pound) Sr Unsub
06-07-10	5.38	850,000		1,466,799
Rabobank Nederland
(European Monetary Unit) Sr Unsub
04-04-12	4.13	600,000		894,904
Total				21,629,244

New Zealand (0.7%)
Govt of New Zealand
(New Zealand Dollar)
04-15-13	6.50	4,900,000		3,428,394

Norway (1.1%)
Eksportfinans
(British Pound) Sr Unsecured
09-06-10	6.00	550,000		952,552
Govt of Norway
(Norwegian Krone)
05-16-11	6.00	26,350,000		4,600,703
Total				5,553,255

Philippine Islands (0.2%)
Power Sector Assets & Liabilities
05-27-19	7.25	790,000	(d)	805,800
Republic of Philippines
01-15-16	8.00	100,000		111,750
01-14-31	7.75	190,000	(p)	201,875
Total				1,119,425

	Coupon	Principal
Issuer	rate	amount		Value(a)
Poland (1.3%)
Govt of Poland
(Polish Zloty) Series 310
03-24-10	5.75	19,330,000		6,711,596

Qatar (0.2%)
Ras Laffan Liquefied Natural Gas
Sr Secured
09-30-14	5.50	310,000	(d,p)	314,669
State of Qatar
Sr Nts
04-09-19	6.55	550,000	(d,p)	585,706
Total				900,375

Russia (0.3%)
Russian Federation
03-31-30	7.50	1,027,200	(d,p)	1,031,052
TransCapitalInvest for Transneft
Secured
03-05-14	5.67	200,000	(d)	186,000
08-07-18	8.70	100,000	(d,p)	100,000
Total				1,317,052

South Africa (0.3%)
Republic of South Africa
(South African Rand)
12-21-14	8.75	11,025,000		1,439,666

South Korea (0.7%)
Export-Import Bank of Korea
Sr Nts
01-21-14	8.13	810,000		883,431
Export-Import Bank of Korea
Sr Unsecured
01-14-15	5.88	450,000		444,146
Korea Development Bank
(Japanese Yen)
06-28-10	0.87	200,000,000		2,037,381
Total				3,364,958

Spain (2.3%)
AyT Cedulas Cajas Global
(European Monetary Unit)
06-14-18	4.25	1,500,000		1,993,664
Caja de Ahorros y Monte de Piedad de Madrid
(European Monetary Unit)
03-25-11	3.50	1,800,000		2,606,037
Govt of Spain
(European Monetary Unit)
07-30-17	5.50	2,050,000		3,334,545
Instituto de Credito Oficial
(Australian Dollar)
03-08-11	5.50	1,360,000		1,143,232
Santander Intl Debt
(European Monetary Unit) Bank Guaranteed
04-11-11	5.13	1,200,000		1,776,891
Telefonica Emisiones SAU

	Coupon	Principal
Issuer	rate	amount		Value(a)
(European Monetary Unit)
02-02-16	4.38	550,000		799,488
Total				11,653,857

Supra-National (0.8%)
Corp Andina de Fomento
06-04-19	8.13	730,000		804,325
European Investment Bank
(British Pound) Sr Unsecured
12-07-11	5.50	1,945,000		3,491,593
Total				4,295,918

Sweden (1.7%)
Govt of Sweden
(Swedish Krona)
05-05-14	6.75	37,570,000		6,154,593
Govt of Sweden
(Swedish Krona) Series 1045
03-15-11	5.25	17,000,000		2,517,213
Total				8,671,806

Tunisia (0.4%)
Banque Centrale de Tunisie
(Japanese Yen)
08-02-10	3.30	190,000,000		1,995,299

Turkey (0.2%)
Republic of Turkey
04-03-18	6.75	204,000		206,040
03-17-36	6.88	540,000		513,000
Republic of Turkey
Sr Unsecured
07-14-17	7.50	350,000		370,563
Total				1,089,603

United Kingdom (4.8%)
BT Group
Sr Unsecured
12-15-10	9.13	550,000		591,273
SABMiller
01-15-14	5.70	1,275,000	(d)	1,338,068
United Kingdom Treasury
(British Pound)
03-07-12	5.00	1,390,000		2,485,790
09-07-14	5.00	3,890,000		7,124,872
03-07-19	4.50	3,500,000		6,169,671
03-07-25	5.00	660,000		1,176,764
12-07-27	4.25	1,100,000		1,784,137
03-07-36	4.25	880,000		1,407,464
12-07-38	4.75	1,090,000		1,890,094
12-07-49	4.25	485,000		777,163
Total				24,745,296

United States (34.8%)
Allied Waste North America
Sr Unsecured
04-15-13	7.88	405,000		420,693
American Express Credit Account Master Trust

	Coupon	Principal
Issuer	rate	amount		Value(a)
Series 2006-2 Cl A
01-15-14	5.35	1,225,000		1,279,592
American Express
Sr Unsecured
05-20-19	8.13	235,000		259,649
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (FSA)
07-06-12	5.49	726,308	(n)	734,134
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	970,000	(p)	1,007,800
Ashland
06-01-17	9.13	180,000	(d)	189,900
AT&T
Sr Unsecured
01-15-38	6.30	400,000		426,706
02-15-39	6.55	1,200,000		1,332,312
Banc of America Commercial Mtge
Series 2007-1 Cl A3
01-15-49	5.45	2,075,000	(f)	1,863,147
Bank of America
Sr Nts
06-01-19	7.63	760,000		824,085
Bank of America
Sr Unsecured
05-01-18	5.65	1,290,000		1,229,105
Bear Stearns Commercial Mtge Securities
Series 2003-T10 Cl A1
03-13-40	4.00	263,465	(f)	256,910
BMW Vehicle Lease Trust
Series 2009-1 Cl A2
04-15-11	2.04	1,500,000		1,505,215
CareFusion
Sr Nts
08-01-19	6.38	505,000	(d)	532,628
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	820,000	(d)	836,400
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	605,000		652,349
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	1,230,000		1,305,597
Chesapeake Energy
01-15-16	6.63	250,000		233,438
Citibank Omni Master Trust
Series 2007-A9A Cl A9
12-23-13	1.39	1,825,000	(d,i)	1,822,638
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	1,700,000	(f)	1,538,473
Citigroup
(European Monetary Unit) Sr Unsecured
08-02-19	5.00	595,000		735,384
Citigroup
Sr Unsecured
05-15-18	6.13	170,000		155,653
Cleveland Electric Illuminating

	Coupon	Principal
Issuer	rate	amount		Value(a)
1st Mtge
11-15-18	8.88	750,000		922,626
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	3,170,000		3,393,041
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.61	400,000	(d,f,i)	206,975
Community Health Systems
07-15-15	8.88	322,000		331,660
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-22R Cl 1A2
05-25-36	6.00	1,121,124	(f)	796,727
Coventry Health Care
Sr Unsecured
08-15-14	6.30	460,000		415,396
CPS Auto Trust
Series 2007-A Cl A3 (MBIA)
09-15-11	5.04	600,989	(d,n)	596,957
Cricket Communications
Sr Secured
05-15-16	7.75	530,000	(d)	526,025
CS First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	748,369	(f)	731,147
CSC Holdings
Sr Unsecured
04-15-14	8.50	285,000	(d,p)	293,550
02-15-19	8.63	100,000	(d)	103,000
CSX
Sr Unsecured
04-01-15	6.25	1,000,000		1,077,310
DaVita
03-15-13	6.63	365,000		358,613
Denbury Resources
03-01-16	9.75	310,000	(p)	330,925
DIRECTV Holdings LLC/Financing
05-15-16	7.63	525,000		531,562
DISH DBS
10-01-14	6.63	365,000		350,400
Dow Chemical
(European Monetary Unit) Sr Unsecured
05-27-11	4.63	520,000		746,687
Dow Chemical
Sr Unsecured
05-15-19	8.55	650,000		713,112
DTE Energy
Sr Unsecured
05-15-14	7.63	1,540,000		1,641,825
Duke Energy Indiana
1st Mtge
08-15-38	6.35	940,000		1,082,823
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	1,600,000	(d,n)	1,511,568
El Paso
Sr Unsecured
12-12-13	12.00	555,000		629,925

	Coupon	Principal
Issuer	rate	amount		Value(a)
Erac USA Finance
10-15-17	6.38	2,395,000	(d)	2,231,806
Exelon
Sr Unsecured
06-15-10	4.45	1,000,000		1,015,805
Federal Home Loan Mtge Corp #A11799
08-01-33	6.50	149,869	(f)	161,058
Federal Home Loan Mtge Corp #A15881
11-01-33	5.00	1,021,998	(f)	1,051,157
Federal Home Loan Mtge Corp #E91486
09-01-17	6.50	109,803	(f)	117,384
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	449,138	(f)	468,631
Federal Home Loan Mtge Corp #G01960
12-01-35	5.00	7,196,735	(f)	7,386,557
Federal Natl Mtge Assn
10-15-14	4.63	3,880,000	(p)	4,191,475
11-15-30	6.63	2,300,000	(p)	2,883,087
Federal Natl Mtge Assn #545874
08-01-32	6.50	173,269	(f)	187,132
Federal Natl Mtge Assn #555528
04-01-33	6.00	772,235	(f)	816,771
Federal Natl Mtge Assn #555734
07-01-23	5.00	730,394	(f)	754,975
Federal Natl Mtge Assn #555740
08-01-18	4.50	962,819	(f)	1,009,005
Federal Natl Mtge Assn #555851
01-01-33	6.50	909,234	(f)	981,194
Federal Natl Mtge Assn #575487
04-01-17	6.50	427,453	(f)	459,887
Federal Natl Mtge Assn #621581
12-01-31	6.50	220,126	(f)	238,736
Federal Natl Mtge Assn #633966
03-01-17	6.00	96,233	(f)	102,740
Federal Natl Mtge Assn #634749
03-01-17	5.50	481,991	(f)	508,482
Federal Natl Mtge Assn #640996
05-01-32	7.50	400,070	(f)	442,664
Federal Natl Mtge Assn #643381
06-01-17	6.00	229,408	(f)	244,921
Federal Natl Mtge Assn #645053
05-01-32	7.00	655,285	(f)	719,524
Federal Natl Mtge Assn #646147
06-01-32	7.00	302,431	(f)	334,121
Federal Natl Mtge Assn #652284
08-01-32	6.50	312,803	(f)	337,461
Federal Natl Mtge Assn #653145
07-01-17	6.00	159,842	(f)	169,533
Federal Natl Mtge Assn #653730
09-01-32	6.50	143,175	(f)	155,470
Federal Natl Mtge Assn #655589
08-01-32	6.50	1,141,005	(f)	1,240,087
Federal Natl Mtge Assn #666424
08-01-32	6.50	210,177	(f)	226,746
Federal Natl Mtge Assn #670461
11-01-32	7.50	145,792	(f)	161,314
Federal Natl Mtge Assn #677333
01-01-33	6.00	3,273,437	(f)	3,462,220
Federal Natl Mtge Assn #688034
03-01-33	5.50	367,464	(f)	382,829

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #688691
03-01-33	5.50	540,219	(f)	562,258
Federal Natl Mtge Assn #711503
06-01-33	5.50	832,620	(f)	868,878
Federal Natl Mtge Assn #720576
06-01-33	5.00	1,863,691	(f)	1,914,886
Federal Natl Mtge Assn #735029
09-01-13	5.32	615,889	(f)	630,166
Federal Natl Mtge Assn #741850
09-01-33	5.50	1,556,166	(f)	1,619,652
Federal Natl Mtge Assn #753507
12-01-18	5.00	1,712,112	(f)	1,787,950
Federal Natl Mtge Assn #755498
11-01-18	5.50	755,984	(f)	797,096
Federal Natl Mtge Assn #756788
11-01-33	6.50	213,971	(f)	230,179
Federal Natl Mtge Assn #928019
01-01-37	5.50	1,742,665	(f,k)	1,808,858
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	850,000		907,590
Forest Oil
Sr Nts
02-15-14	8.50	320,000	(d,p)	324,800
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-17	8.38	435,000		461,100
Frontier Communications
Sr Unsecured
05-01-14	8.25	400,000		405,000
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	450,000	(d,f)	446,678
General Electric Capital
(New Zealand Dollar) Sr Unsecured
02-04-10	6.63	3,450,000		2,292,823
General Electric Capital
Sr Unsecured
01-10-39	6.88	615,000		603,921
Georgia-Pacific LLC
05-01-16	8.25	230,000	(d)	238,050
Goldman Sachs Group
(European Monetary Unit) Sr Unsecured
05-02-18	6.38	350,000		543,677
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	530,000		618,894
Govt Natl Mtge Assn #604708
10-15-33	5.50	805,776	(f)	843,498
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	107.03	319,452	(e,f)	7,803
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	725,000	(f)	687,362
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	500,000	(f)	492,481

	Coupon	Principal
Issuer	rate	amount		Value(a)
Greif
Sr Nts
08-01-19	7.75	30,000	(d)	29,775
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.15	1,250,000	(d,f,i)	857,528
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	6.00	775,000	(f)	106,472
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-1 Cl A4
04-19-34	4.78	2,034,221	(f,i)	1,626,174
HCA
Secured
02-15-17	9.88	325,000	(d)	343,688
HSBC Finance
(British Pound) Sr Unsecured
01-22-10	6.13	210,000		355,909
Indiana Michigan Power
Sr Nts
03-15-19	7.00	1,915,000		2,149,762
Indiana Michigan Power
Sr Unsecured
03-15-37	6.05	850,000		820,348
INVISTA
Sr Unsecured
05-01-12	9.25	465,000	(d)	448,725
Jarden
Sr Unsecured
05-01-16	8.00	300,000		307,500
JPMorgan Chase & Co
Sr Unsecured
01-15-18	6.00	720,000		762,468
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	203,259	(f)	201,312
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	142,016	(f)	143,565
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	1,200,000	(f)	1,152,064
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.40	675,000	(d,f)	49,745
L-3 Communications
06-15-12	7.63	545,000		551,813
Lamar Media
08-15-15	6.63	270,000		237,600
Lamar Media
Sr Nts
04-01-14	9.75	255,000	(d)	267,750
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	750,000	(f)	692,519
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	6.05	750,000	(f)	743,159

	Coupon	Principal
Issuer	rate	amount		Value(a)
LB-UBS Commercial Mtge Trust
Series 2006-C6 Cl A4
09-15-39	5.37	800,000	(f)	678,040
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	1,320,000	(b,o)	234,300
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	262,000		235,145
Mellon Funding
(British Pound)
11-08-11	6.38	370,000		658,445
MGM MIRAGE
Sr Secured
11-15-17	11.13	290,000	(d)	316,100
Morgan Stanley Capital I
Series 2003-T11 Cl A2
06-13-41	4.34	192,436	(f)	192,607
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	750,000	(f)	714,873
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.97	575,000	(f)	570,338
Morgan Stanley
(European Monetary Unit) Sr Unsecured
10-02-17	5.50	625,000		878,627
Morgan Stanley
Sr Unsecured
04-01-18	6.63	205,000		218,177
Nalco
Sr Nts
05-15-17	8.25	220,000	(d)	228,800
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	2,400,000	(e)	363,374
Nevada Power
Series L
01-15-15	5.88	1,000,000		1,036,357
News America
11-15-37	6.65	1,080,000		1,119,273
Nextel Communications
Series D
08-01-15	7.38	595,000		534,013
Nielsen Finance LLC
08-01-14	10.00	200,000		201,000
NiSource Finance
09-15-17	5.25	250,000		224,036
01-15-19	6.80	700,000		694,464
Northern States Power
1st Mtge Series B
08-28-12	8.00	515,000		596,553
Northwest Pipeline
Sr Unsecured
04-15-17	5.95	1,085,000		1,115,138
NRG Energy
02-01-16	7.38	770,000		744,975

	Coupon	Principal
Issuer	rate	amount		Value(a)
Omnicare
12-15-13	6.75	405,000		382,725
PetroHawk Energy
Sr Nts
08-01-14	10.50	480,000	(d)	513,600
PPL Electric Utilities
1st Mtge
11-30-13	7.13	2,850,000		3,204,802
Quicksilver Resources
08-01-15	8.25	245,000		235,200
Qwest
Sr Unsecured
10-01-14	7.50	175,000		174,563
Range Resources
05-15-19	8.00	515,000		524,013
Regal Cinemas
07-15-19	8.63	200,000	(d,p)	205,500
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	470,098		438,910
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	2,940,000		2,625,761
Safeway
Sr Unsecured
08-15-19	5.00	220,000	(m)	218,185
SandRidge Energy
06-01-18	8.00	370,000	(d)	338,550
SBA Telecommunications
08-15-16	8.00	85,000	(d)	85,850
08-15-19	8.25	85,000	(d)	86,275
Select Medical
02-01-15	7.63	490,000		423,850
Sierra Pacific Power
Series M
05-15-16	6.00	2,935,000		3,033,392
Southern California Gas
1st Mtge
03-15-14	5.50	845,000		916,019
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	2,121,000	(d,p)	2,159,861
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	435,000	(d)	453,488
Starwood Hotels & Resorts Worldwide
Sr Unsecured
10-15-14	7.88	300,000		298,500
Structured Asset Securities
Collateralized Mtge Obligation
Series 2003-33H Cl 1A1
10-25-33	5.50	1,235,400	(f)	1,184,343
Tampa Electric
Sr Unsecured
05-15-18	6.10	620,000		652,130
Time Warner Cable
06-15-39	6.75	305,000		324,778
Toledo Edison
Sr Secured
05-15-37	6.15	450,000		445,925

	Coupon	Principal
Issuer	rate	amount		Value(a)
Toyota Motor Credit
(European Monetary Unit)
02-12-10	4.00	150,000		216,101
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	3,590,000		3,830,386
U.S. Treasury
06-30-11	1.13	12,000,000		12,010,319
07-31-11	1.00	720,000		718,200
07-15-12	1.50	2,130,000		2,124,015
04-30-14	1.88	2,400,000		2,337,552
05-31-14	2.25	510,000		504,380
06-30-14	2.63	1,190,000	(p)	1,196,319
02-15-15	4.00	2,115,000	(k)	2,252,970
06-30-16	3.25	800,000		806,000
05-15-19	3.13	1,905,000	(p)	1,846,059
08-15-23	6.25	8,300,000		10,146,750
02-15-39	3.50	3,025,000		2,614,266
United Rentals North America
06-15-16	10.88	240,000	(d,p)	240,000
US Cellular
Sr Unsecured
12-15-33	6.70	165,000		167,611
Verizon New York
Sr Unsecured
04-01-32	7.38	855,000		904,334
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	2,380,000		2,563,174
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	725,000		734,458
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	800,000	(f)	758,428
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	500,000	(f)	492,203
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	900,000	(f)	873,025
Wells Fargo & Co
(European Monetary Unit) Sr Unsecured
11-03-16	4.13	200,000		271,157
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	720,000	(p)	730,804
Windstream
08-01-16	8.63	315,000		319,725
03-15-19	7.00	40,000		37,200
Total				178,994,201

Uruguay (0.1%)
Republic of Uruguay
11-18-22	8.00	450,000	(p)	483,750
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	275,000		278,438
Total				762,188

\

	Coupon	Principal
Issuer	rate	amount	Value(a)
Venezuela (0.3%)
Petroleos de Venezuela
04-12-17	5.25	1,190,000	576,079
Republic of Venezuela
02-26-16	5.75	620,000	365,800
05-07-23	9.00	766,000	489,857
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	160,000	118,400
Total			1,550,136
Total Bonds (Cost: $479,329,515)			$495,528,766
Senior Loans (0.2%)(l)

	Coupon	Principal
Borrower	rate	amount	Value(a)
United States
Charter Communications Operating LLC
Term Loan
03-05-14	6.25%	$271,107	$248,098
Fairpoint Communications
Tranche B Term Loan
03-31-15	5.00	694,658	528,982
Total Senior Loans (Cost: $606,550)			$777,080
Money Market Fund (1.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	7,632,958	(h)	$7,632,958
Total Money Market Fund (Cost: $7,632,958)			$7,632,958
Investments of Cash Collateral Received for Securities on Loan (1.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	8,647,888	$8,647,888
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,647,888)		$8,647,888

Total Investments in Securities (Cost: $496,216,911)(q)		$512,586,692

Investments in Derivatives
Futures Contracts Outstanding at July 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Euro-Bobl, 5-year	76	$12,579,912	Sept. 2009	$238,748
Euro-Bund, 10-year	23	4,000,137	Sept. 2009	113,611
Japanese Govt Bond, 10-year	8	11,680,340	Sept. 2009	269,484
U.S. Treasury Note, 5-year	(69)	(7,961,414)	Oct. 2009	53,247

Total				$675,090

Forward Foreign Currency Contracts Open at July 31, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 10, 2009	205,550	400,000	$8,916	$—
	U.S. Dollar	Brazilian Real

Aug. 13, 2009	527,000	732,823	—	(18,239)
	European Monetary Unit	U.S. Dollar

Aug. 20, 2009	2,371,542	2,700,000	135,177	—
	U.S. Dollar	Canadian Dollar

Aug. 27, 2009	23,831,065	2,259,185,000	52,474	—
	U.S. Dollar	Japanese Yen

Aug. 27, 2009	1,354,590	1,950,000	253	—
	U.S. Dollar	Singapore Dollar

Aug. 28, 2009	1,050,000	1,726,371	—	(27,753)
	British Pound	U.S. Dollar

Aug. 28, 2009	1,726,371	1,214,434	4,532	—
	U.S. Dollar	European Monetary Unit

Total			$201,352	$(45,992)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $31,068,383 or 6.1% of net assets.

(e)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at July 31, 2009.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2009.

(j)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(k)	At July 31, 2009, investments in securities included securities valued at $375,179 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	At July 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $599,400.

(n)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC	—	Ambac Assurance Corporation
FSA	—	Financial Security Assurance
MBIA	—	MBIA Insurance Corporation

(o)	This position is in bankruptcy.

(p)	At July 31, 2009, security was partially or fully on loan.

(q)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $496,217,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$26,679,000
Unrealized depreciation	(10,309,000)

Net unrealized appreciation	$16,370,000

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements – Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	9,171,788	258,593,488	—	267,765,276
U.S. Government Obligations & Agencies	36,556,830	7,074,562	—	43,631,392
Asset-Backed Securities	—	8,986,845	2,061,267	11,048,112
Commercial Mortgage-Backed Securities	—	15,079,217	—	15,079,217
Residential Mortgage-Backed Securities	—	40,171,134	1,626,174	41,797,308
Corporate Debt Securities	—	116,207,461	—	116,207,461

Total Bonds	45,728,618	446,112,707	3,687,441	495,528,766

Other
Senior Loans	—	777,080	—	777,080
Affiliated Money Market Fund(a)	7,632,958	—	—	7,632,958
Investments of Cash Collateral Received for Securities on Loan	8,647,888	—	—	8,647,888
Total Other	16,280,846	777,080	—	17,057,926

Investments in Securities	62,009,464	446,889,787	3,687,441	512,586,692
Other Financial Instruments(b)	675,090	155,360	—	830,450

Total	$62,684,554	$447,045,147	$3,687,441	$513,417,142

(a)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Other Financial
	Securities	Securities	Instruments	Total

Balance as of Oct. 31, 2008	$2,673,757	$1,962,556	$28,672	$4,664,985
Accrued discounts/premiums	510	3,854	—	4,364
Realized gain (loss)	1,565	(63,026)	*	(61,461)
Change in unrealized appreciation (depreciation)**	449,331	72,657	(28,672)	493,316
Net purchases (sales)	(1,063,896)	(349,867)	—	(1,413,763)
Transfers in and/or out of Level 3	—	—	—	—

Balance as of July 31, 2009	$2,061,267	$1,626,174	$—	$3,687,441

*	The realized gain (loss) earned during the period from Nov. 1, 2008 to July 31, 2009 for Other Financial Instruments was $159,716.

**	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2009 was $521,988.

Portfolio of Investments
RiverSource Global Technology Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (85.2%)

Issuer	Shares		Value(a)
Communications Equipment (11.8%)
Brocade Communications Systems	90,716	(b)	$713,028
Cisco Systems	218,251	(b)	4,803,705
F5 Networks	22,360	(b)	830,003
QUALCOMM	112,790		5,212,025
Riverbed Technology	67,510	(b)	1,350,875
Tandberg	102,764	(c,d)	2,179,736
Total			15,089,372

Computers & Peripherals (22.9%)
Acer	318,150	(c)	671,260
Apple	41,622	(b,e)	6,800,619
Electronics for Imaging	91,631	(b)	1,044,593
EMC	334,405	(b)	5,036,139
Hewlett-Packard	146,645	(d)	6,349,729
IBM	23,681		2,792,700
Lenovo Group	292,000	(c,d)	138,654
NetApp	236,772	(b,d)	5,317,899
Netezza	111,689	(b,d)	1,009,669
Total			29,161,262

Diversified Telecommunication Services (2.2%)
BT Group	388,446	(c)	821,816
Koninklijke (Royal) KPN	75,120	(c,d)	1,128,878
Qwest Communications Intl	221,794	(d)	856,125
Total			2,806,819

Electronic Equipment, Instruments & Components (3.1%)
Murata Mfg	17,600	(c)	863,256
Nidec	13,400	(c)	970,295
TDK	12,500	(c)	658,034
Tripod Technology	163,000	(c)	340,929
Unimicron Technology	964,000	(c)	1,093,385
Total			3,925,899

Internet Software & Services (5.6%)
eBay	28,465	(b)	604,881
Open Text	122,062	(b,c)	4,599,297
TelecityGroup	41,708	(b,c)	234,794
Yahoo!	118,894	(b)	1,702,562
Total			7,141,534

IT Services (7.0%)
Amdocs	262,639	(b,c)	6,282,325
Fidelity Natl Information Services	72,128		1,689,238
Fiserv	14,284	(b,d)	677,204
Xchanging	99,653	(c)	319,617
Total			8,968,384

Issuer	Shares		Value(a)
Pharmaceuticals (0.5%)
Abbott Laboratories	14,068		632,919

Semiconductors & Semiconductor Equipment (0.8%)
Maxim Integrated Products	20,269		359,167
Silicon Laboratories	14,681	(b,d)	628,787
Total			987,954

Software (31.0%)
AsiaInfo Holdings	36,391	(b,c)	701,255
Aspen Technology	173,471	(b,d)	1,717,363
BMC Software	35,930	(b,d)	1,222,698
Check Point Software Technologies	238,327	(b,c,d)	6,360,948
Longtop Financial Technologies ADR	32,130	(b,c,d)	897,390
Magma Design Automation	53,512	(b)	78,663
McAfee	37,766	(b)	1,683,608
Mentor Graphics	195,900	(b,d)	1,359,546
Micro Focus Intl	364,335	(c)	2,455,744
Microsoft	194,101		4,565,256
NICE Systems ADR	58,376	(b,c,d)	1,598,335
Nuance Communications	79,441	(b,d)	1,048,621
Oracle	26,689		590,628
Parametric Technology	259,542	(b,d)	3,350,687
SonicWALL	226,829	(b)	1,721,632
Sybase	19,055	(b,d)	682,169
Symantec	308,310	(b,d)	4,603,068
Synopsys	239,082	(b)	4,776,858
VanceInfo Technologies ADR	15,824	(b,c,d)	239,734
Total			39,654,203

Wireless Telecommunication Services (0.3%)
Turkcell ADR	22,199	(c)	350,300
Total Common Stocks
(Cost: $89,380,168)			$108,718,646
Money Market Fund (13.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	17,271,332	(f)	$17,271,332
Total Money Market Fund
(Cost: $17,271,332)			$17,271,332
Investments of Cash Collateral Received for Securities on Loan (12.6%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	16,026,688	$16,026,688
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $16,026,688)		$16,026,688

Total Investments in Securities
(Cost: $122,678,188)(g)		$142,016,666

Investments in Derivatives
Open Options Contracts Written at July 31, 2009

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	contracts	price	received	date	Value(a)

Apple	Call	77	$160	$35,652	Sept. 2009	$71,225
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At July 31, 2009, the value of foreign securities represented 25.8% of net assets.
(d)	At July 31, 2009, security was partially or fully on loan.

(e)	At July 31, 2009, securities valued at $1,258,103 were held to cover open call options written.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(g)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $122,678,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,716,000
Unrealized depreciation	(377,000)

Net unrealized appreciation	$19,339,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$108,718,646	$—	$—	$108,718,646

Total Equity Securities	108,718,646	—	—	108,718,646

Other
Affiliated Money Market Fund (b)	17,271,332	—	—	17,271,332
Investments of Cash Collateral Received for Securities on Loan	16,026,688	—	—	16,026,688

Total Other	33,298,020	—	—	33,298,020

Investments in Securities	142,016,666	—	—	142,016,666
Other Financial Instruments (c)	71,225	—	—	71,225

Total	$142,087,891	$—	$—	$142,087,891

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Threadneedle Emerging Markets Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.3%)(c)

Issuer	Shares		Value(a)
Brazil (17.3%)
Banco Bradesco	258,600		$4,061,120
BM&F BOVESPA	883,700		5,704,653
Cia de Bebidas das Americas	43,700		3,074,066
Companhia Siderurgica Nacional ADR	260,474		6,668,134
Itaú Unibanco Banco Múltipo	445,600		7,963,030
Lojas Renner	419,700		6,147,769
Multiplan Empreendimentos Imobiliarios	358,200		4,595,853
Natura Cosmeticos	138,600		1,975,223
OGX Petroleo e Gas Participacoes	4,600		2,934,963
PDG Realty	152,100		2,161,091
Petroleo Brasileiro ADR	450,347		18,572,311
Vale ADR	718,048		14,167,088

Total			78,025,301

China (12.8%)
Angang Steel Series H	672,000		1,524,372
Bank of China Series H	11,109,000	(f)	5,533,056
China Construction Bank Series H	9,502,000	(f)	7,662,983
China Life Insurance Series H	1,534,000		6,799,153
China Natl Building Material Series H	852,000		1,855,730
China Petroleum & Chemical Series H	4,726,000		4,244,297
China Shenhua Energy Series H	842,500		3,440,697
China Telecom Series H	8,248,000		4,299,647
Industrial & Commercial Bank of China Series H	10,692,000		7,698,320
Li Ning	1,541,500	(f)	5,101,920
Ping An Insurance Group of China Series H	397,500	(f)	3,528,811
Tencent Holdings	284,600	(f)	3,841,222
Tingyi (Cayman Islands) Holding	1,260,000		2,334,682

Total			57,864,890

Egypt (0.4%)
Orascom Construction Inds GDR	52,311	(d,e)	1,996,266

Hong Kong (10.1%)
Agile Property Holdings	4,004,000	(f)	5,662,489
China Mobile	1,229,500		12,913,849
China Overseas Land & Investment	3,227,280		7,962,095
China Resources Land	1,486,000		3,631,630
CNOOC ADR	76,389		10,184,945
Hengan Intl Group	400,000		2,327,766
Sino Land	1,356,000		2,768,018

Total			45,450,792

India (6.9%)
Bharat Heavy Electricals	122,184		5,686,114
Cairn India	422,459	(b)	2,074,171
Housing Development Finance	147,619		7,811,565
Infosys Technologies	142,904		6,155,533
Larsen & Toubro	70,144		2,204,725
Reliance Inds	132,797	(b)	5,418,285
State Bank of India	49,172		1,858,789

Total			31,209,182

Issuer	Shares		Value(a)
Indonesia (2.8%)
Bank Central Asia	5,092,000		1,937,732
Bank Rakyat Indonesia	4,331,000		3,187,127
Bumi Resources	8,055,500	(g)	2,273,730
PT Astra Intl	1,261,000		3,724,526
Telekomunikasi Indonesia	1,570,000		1,416,482

Total			12,539,597

Israel (2.9%)
Israel Chemicals	285,253		3,305,321
Teva Pharmaceutical Inds ADR	185,260		9,881,768

Total			13,187,089

Malaysia (1.2%)
Bumiputra-Commerce Holdings	1,036,900		3,180,720
Genting Group	1,204,400		2,223,560

Total			5,404,280

Mexico (3.6%)
America Movil ADR Series L	193,194		8,309,274
Desarrolladora Homex ADR	143,858	(b)	5,068,117
Wal-Mart de Mexico Series V	819,500		2,794,547

Total			16,171,938

Russia (8.4%)
CTC Media	168,981	(b)	2,088,605
Eurasia Drilling GDR	236,717	(d,e)	2,958,963
Evraz Group GDR	204,246	(d,e)	4,493,412
Gazprom ADR	226,459		4,693,362
LUKOIL ADR	87,337		4,366,850
NovaTek GDR	66,006	(d,e)	2,845,519
Pharmstandard	72,811	(b)	2,475,574
Rosneft Oil GDR	621,800	(d)	3,718,364
Sberbank Cl S	1,346,105		1,844,164
Wimm-Bill-Dann Foods ADR	53,800	(b)	3,667,008
X5 Retail Group GDR	311,987	(b,d,e)	5,022,991

Total			38,174,812

Singapore (1.0%)
Wilmar Intl	1,074,000		4,471,113

South Africa (3.0%)
AngloGold Ashanti	71,359		2,724,618
Impala Platinum Holdings	121,856		2,954,928
Murray & Roberts Holdings	476,584		2,917,030
Naspers Series N	105,856		3,161,053
Shoprite Holdings	225,092		1,655,008

Total			13,412,637

South Korea (10.6%)
Doosan Infracore	194,240		2,577,742
Hyundai Department Store	29,414		2,418,737
Hyundai Development	58,030		2,052,842
Hyundai Engineering & Construction	30,165		1,554,606
Hyundai Mobis	32,058		3,380,021

Issuer	Shares		Value(a)
Hyundai Motor	51,173		3,670,540
KB Financial Group	72,640	(b)	3,140,390
LG Display	96,920		2,797,325
LG Electronics	31,753		3,347,864
Samsung Electronics	31,417		16,117,379
Samsung Fire & Marine Insurance	7,949		1,333,193
Samsung Securities	33,381		2,087,247
Shinhan Financial Group	105,780	(b)	3,582,697

Total			48,060,583

Taiwan (10.6%)
Asia Cement	1,550,000		1,658,791
AU Optronics	2,646,000		2,936,595
Cathay Financial Holding	1,242,000	(b)	1,908,556
Delta Electronics	356,560		924,069
Far Eastern Textile	2,242,000		2,529,240
Fubon Financial Holding	1,731,000	(b)	1,775,967
Hon Hai Precision Industry	2,571,337		8,859,111
MediaTek	444,888		6,395,657
Synnex Technology Intl	974,000		1,891,695
Taiwan Cement	2,132,000		2,258,888
Taiwan Semiconductor Mfg	4,495,339		8,072,918
Tripod Technology	1,475,766		3,086,700
U-Ming Marine Transport	1,434,000		2,715,148
Yuanta Financial Holding	4,346,000	(b)	3,127,191

Total			48,140,526

Thailand (0.8%)
Siam Commercial Bank	1,617,900		3,684,635

Turkey (3.2%)
BIM Birlesik Magazalar	57,628		2,274,222
Tofas Turk Otomobil Fabrikasi	1,254,834		2,629,713
Turkiye Garanti Bankasi	2,658,210	(b)	9,405,111

Total			14,309,046

United Kingdom (2.0%)
Antofagasta	188,935		2,389,169
Standard Chartered	287,973		6,835,723

Total			9,224,892

United States (0.7%)
Southern Copper	125,175		3,224,508

Total Common Stocks (Cost: $358,924,969)			$444,552,087

Other (—%)(c)

Issuer	Shares		Value(a)
South Korea
KB Financial Group Rights	5,642	(b)	$72,807

Total Other (Cost: $—)			$72,807

Money Market Fund (1.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	6,695,154	(h)	$6,695,154

Total Money Market Fund (Cost: $6,695,154)			$6,695,154

Investments of Cash Collateral Received for Securities on Loan (2.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	9,785,123	$9,785,123

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $9,785,123)		$9,785,123

Total Investments in Securities (Cost: $375,405,246)(i)		$461,105,171

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of
Industry	net assets	Value
Auto Components	0.7%	$3,380,021
Automobiles	2.2	10,024,779
Beverages	0.7	3,074,066
Capital Markets	1.2	5,214,438
Chemicals	0.7	3,305,321
Commercial Banks	15.8	71,648,404
Construction & Engineering	2.4	10,725,469
Construction Materials	1.3	5,773,409
Diversified Financial Services	1.7	7,480,620
Diversified Telecommunication Services	1.3	5,716,129
Electrical Equipment	1.3	5,686,114
Electronic Equipment, Instruments & Components	4.5	20,495,495
Energy Equipment & Services	0.7	2,958,963
Food & Staples Retailing	2.6	11,746,768
Food Products	2.3	10,472,803
Hotels, Restaurants & Leisure	0.5	2,223,560
Household Durables	2.3	10,577,072
Industrial Conglomerates	0.6	2,529,240
Insurance	3.0	13,569,713
Internet Software & Services	0.8	3,841,222
IT Services	1.4	6,155,533
Machinery	0.6	2,577,742
Marine	0.6	2,715,148
Media	1.2	5,249,658
Metals & Mining	8.4	38,146,229
Multiline Retail	1.9	8,566,506
Oil, Gas & Consumable Fuels	14.3	64,767,494
Personal Products	0.9	4,302,989
Pharmaceuticals	2.7	12,357,342
Real Estate Management & Development	5.4	24,620,085
Semiconductors & Semiconductor Equipment	6.8	30,585,954
Textiles, Apparel & Luxury Goods	1.1	5,101,920
Thrifts & Mortgage Finance	1.7	7,811,565
Wireless Telecommunication Services	4.7	21,223,123
Other(1)	3.6	16,480,277

Total		461,105,171

(1)	Cash & Cash Equivalents.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $21,035,515 or 4.6% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2009 was $17,317,151, representing 3.8% of net assets. Information concerning such security holdings at July 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Eurasia Drilling GDR	11-02-07 thru 04-15-08	$5,578,172
Evraz Group GDR	05-06-09 thru 07-09-09	3,427,251
NovaTek GDR	02-09-09 thru 07-09-09	1,982,132
Orascom Construction Inds GDR	05-27-09 thru 07-09-09	1,943,289
X5 Retail Group GDR	12-16-08 thru 07-09-09	3,094,214

(f)	At July 31, 2009, security was partially or fully on loan.

(g)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(i)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $375,405,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$96,498,000
Unrealized depreciation	(10,798,000)

Net unrealized appreciation	$85,700,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Construction & Engineering	$8,729,203	$1,996,266	$—	$10,725,469
Oil, Gas & Consumable Fuels	61,049,130	3,718,364	—	64,767,494
All Other Industries (a)	369,059,124	—	—	369,059,124
Other
Commercial Banks	—	72,807	—	72,807

Total Equity Securities	438,837,457	5,787,437	—	444,624,894

Other
Affiliated Money Market Fund (b)	6,695,154	—	—	6,695,154
Investments of Cash Collateral Received for Securities on Loan	9,785,123	—	—	9,785,123

Total Other	16,480,277	—	—	16,480,277

Total	$455,317,734	$5,787,437	$—	$461,105,171

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

Portfolio of Investments
Threadneedle Global Equity Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.4%)(c)

Issuer	Shares		Value(a)
Australia (1.2%)
CSL	220,000		$5,619,429

Belgium (1.2%)
Fortis	1,410,359	(b)	5,487,027

Bermuda (1.5%)
Accenture Cl A	109,462		3,838,832
PartnerRe	46,211		3,169,612

Total			7,008,444

Brazil (3.0%)
Companhia Brasileira de Meios de Pagamento	210,852	(b)	2,013,444
Natura Cosmeticos	124,700		1,777,131
Petroleo Brasileiro ADR	156,918		6,471,298
Redecard	244,400		3,638,941

Total			13,900,814

Canada (2.0%)
Barrick Gold	100,098		3,493,420
First Uranium	390,600	(b,d)	1,421,656
Nexen	120,600		2,500,416
Research In Motion	25,776	(b)	1,958,976

Total			9,374,468

China (1.1%)
Industrial & Commercial Bank of China Series H	7,375,000		5,310,055

Denmark (1.1%)
Vestas Wind Systems	75,391	(b,d)	5,310,598

Finland (1.2%)
Nokia	229,577		3,055,766
Talvivaara Mining	374,976	(b)	2,353,646

Total			5,409,412

France (0.9%)
France Telecom	169,200		4,222,127

Germany (5.7%)
Allianz	22,289		2,198,070
E.ON	115,822		4,383,933
K+S	44,907		2,520,197
Linde	74,690		7,048,496
MTU Aero Engines Holding	81,070		2,946,084
Siemens	95,049		7,585,433

Total			26,682,213

Issuer	Shares		Value(a)
Hong Kong (3.7%)
Champion REIT	2,695,000		1,078,011
Esprit Holdings	351,200		2,537,729
Great Eagle Holdings	2,025,377		4,698,923
Hongkong & Shanghai Hotels	2,084,500		2,393,838
Sun Hung Kai Properties	427,000		6,495,977

Total			17,204,478

India (0.5%)
State Bank of India GDR	33,367		2,502,525

Indonesia (1.2%)
Bank Rakyat Indonesia	4,270,500		3,142,606
Perusahaan Gas Negara	6,910,000		2,438,004

Total			5,580,610

Japan (6.0%)
Canon	83,200		3,104,609
Honda Motor	77,300		2,492,231
KDDI	602		3,194,546
Mitsubishi Estate	315,000		5,251,110
Nintendo	23,300		6,302,823
Osaka Securities Exchange	365		1,639,799
Shin-Etsu Chemical	44,300		2,388,267
Sony Financial Holdings	1,278	(d)	3,940,726

Total			28,314,111

Luxembourg (0.7%)
Millicom Intl Cellular	47,258	(b)	3,504,181

Mexico (1.9%)
America Movil ADR Series L	208,332		8,960,359

Netherlands (1.3%)
Fugro	46,713		2,095,976
ING Groep	321,564		4,123,426

Total			6,219,402

Portugal (0.5%)
Galp Energia Series B	163,210	(d)	2,135,179

Singapore (1.1%)
DBS Group Holdings	555,000		5,353,859

South Korea (3.2%)
KB Financial Group	102,220	(b)	4,419,200
NHN	14,500	(b)	2,107,266
Samsung Electronics	14,334		8,449,270

Total			14,975,736

Spain (1.4%)
Banco Santander	276,210		3,999,244
Inditex	51,726		2,781,990

Total			6,781,234

Switzerland (7.3%)
Nestlé	314,821		12,959,416
Novartis	155,000		7,100,063
Roche Holding	53,037		8,364,604
Syngenta	26,251		6,059,063

Total			34,483,146

Issuer	Shares		Value(a)
United Kingdom (9.3%)
3i Group	538,277		2,461,493
Autonomy	106,066	(b)	2,081,866
BG Group	396,370		6,614,620
HSBC Holdings	918,855		9,297,774
Intl Power	841,538		3,588,212
Tesco	870,381		5,343,248
Tullow Oil	458,103		7,564,468
Vodafone Group	3,319,267		6,803,390

Total			43,755,071

United States (42.4%)
Aetna	124,405		3,355,203
American Tower Cl A	145,599	(b)	4,963,470
Aon	69,181		2,729,190
Apple	30,000	(b)	4,901,700
Arch Coal	120,855		2,104,086
Bank of America	581,052		8,593,759
Cisco Systems	233,696	(b)	5,143,649
Cliffs Natural Resources	91,042		2,493,640
Coca-Cola	92,052		4,587,872
Comcast Cl A	210,367		3,126,054
CVS Caremark	119,558		4,002,802
Dell	676,887	(b)	9,056,748
Devon Energy	34,262		1,990,280
DIRECTV Group	203,305	(b)	5,265,599
eBay	124,893	(b)	2,653,976
ENSCO Intl	91,713		3,475,005
Gilead Sciences	99,565	(b)	4,871,715
Goldman Sachs Group	34,226		5,589,106
Google Cl A	17,074	(b)	7,564,636
Humana	88,280	(b)	2,899,998
IBM	75,000		8,844,750
Johnson & Johnson	179,460		10,927,319
JPMorgan Chase & Co	267,487		10,338,374
Laboratory Corp of America Holdings	86,471	(b)	5,809,986
Lockheed Martin	78,313		5,854,680
Lowe’s Companies	281,764		6,328,420
Microsoft	390,658		9,188,276
Norfolk Southern	135,586		5,864,095
Oracle	254,000		5,621,020
PepsiCo	32,600		1,850,050
Plum Creek Timber	104,974		3,283,587
QUALCOMM	50,000		2,310,500
Republic Services	146,266		3,890,676
Schering-Plough	100,000		2,651,000
Thermo Fisher Scientific	112,413	(b)	5,090,061
Travelers Companies	106,491		4,586,568
Ultra Petroleum	75,876	(b)	3,347,648
Valero Energy	138,682		2,496,276
Walgreen	164,399		5,104,589
Wal-Mart Stores	52,026		2,595,057
Walt Disney	145,340		3,650,941

Total			199,002,361

Total Common Stocks (Cost: $476,559,621)			$467,096,839

Other (—%)(c)

Issuer	Shares		Value(a)
South Korea
KB Financial Group
Rights	6,897	(b)	$89,003

Total Other (Cost: $—)			$89,003

Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	333,617	(e)	$333,617
Total Money Market Fund (Cost: $333,617)			$333,617

Investments of Cash Collateral Received for Securities on Loan (1.4%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	6,745,055	$6,745,055

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,745,055)		$6,745,055

Total Investments in Securities (Cost: $483,638,293)(f)		$474,264,514

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Aerospace & Defense	1.9%	$8,800,764
Automobiles	0.5	2,492,231
Beverages	1.4	6,437,922
Biotechnology	2.2	10,491,144
Capital Markets	1.7	8,050,599
Chemicals	3.8	18,016,023
Commercial Banks	7.3	34,114,266
Commercial Services & Supplies	0.8	3,890,676
Communications Equipment	2.7	12,468,891
Computers & Peripherals	4.9	22,803,198
Diversified Financial Services	6.4	30,182,385
Diversified Telecommunication Services	0.9	4,222,127
Electric Utilities	0.9	4,383,933
Electrical Equipment	1.1	5,310,598
Energy Equipment & Services	1.2	5,570,981
Food & Staples Retailing	3.6	17,045,696
Food Products	2.8	12,959,416
Gas Utilities	0.5	2,438,004
Health Care Providers & Services	2.6	12,065,187
Hotels, Restaurants & Leisure	0.5	2,393,838
Independent Power Producers & Energy Traders	0.8	3,588,212
Industrial Conglomerates	1.6	7,585,433
Insurance	3.5	16,624,166
Internet Software & Services	2.6	12,325,878
IT Services	2.0	9,491,217
Life Sciences Tools & Services	1.1	5,090,061
Media	2.6	12,042,594
Metals & Mining	2.1	9,762,362
Office Electronics	0.7	3,104,609
Oil, Gas & Consumable Fuels	7.5	35,224,271
Personal Products	0.4	1,777,131
Pharmaceuticals	6.2	29,042,986
Real Estate Investment Trusts (REITs)	0.9	4,361,598
Real Estate Management & Development	3.5	16,446,010
Road & Rail	1.2	5,864,095
Semiconductors & Semiconductor Equipment	1.8	8,449,270
Software	4.9	23,193,985
Specialty Retail	2.5	11,648,139
Wireless Telecommunication Services	5.8	27,425,946
Other(1)	1.5	7,078,672

Total		$474,264,514

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(f)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $483,638,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,189,000
Unrealized depreciation	(44,562,000)

Net unrealized depreciation	$(9,373,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2	Level 3
	quoted prices	other
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$467,096,839	$—	$—	$467,096,839
Other
Commercial Banks	—	89,003	—	89,003

Total Equity Securities	467,096,839	89,003	—	467,185,842

Other
Affiliated Money Market Fund (b)	333,617	—	—	333,617
Investments of Cash Collateral Received for Securities on Loan	6,745,055	—	—	6,745,055

Total Other	7,078,672	—	—	7,078,672

Total	$474,175,511	$89,003	$—	$474,264,514

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

Portfolio of Investments
Threadneedle Global Equity Income Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.0%)(c)

Issuer	Shares		Value(a)
Australia (4.1%)
Coca-Cola Amatil	34,646		$270,266
Foster’s Group	43,123		194,337
Natl Australia Bank	13,837		281,477
Telstra	101,667		300,063

Total			1,046,143

Brazil (3.8%)
Cia de Bebidas das Americas	3,700		260,276
Companhia Brasileira de Meios de Pagamento	11,400	(b)	108,860
Natura Cosmeticos	13,400		190,967
Redecard	11,500		171,226
Vale ADR	14,057		241,780

Total			973,109

Canada (1.1%)
Baytex Energy Trust Units	13,509		274,503

China (0.9%)
CNOOC	170,000		228,570

Denmark (0.4%)
TrygVesta	1,687		113,667

Finland (4.0%)
Fortum	9,826		227,549
Nokia	13,647		181,647
Sampo Series A	18,987		396,405
Wartsila	6,295	(d)	225,172

Total			1,030,773

France (5.3%)
France Telecom	8,548		213,302
Sanofi-Aventis	3,614		236,708
Total	7,590		420,870
Vivendi	19,091		490,398

Total			1,361,278

Germany (6.0%)
Allianz	2,533		249,796
BASF	7,810		391,331
Bayer	4,162		255,400
Deutsche Telekom	13,917		178,300
E.ON	7,177		271,654
K+S	3,643		204,447
Total			1,550,928

Issuer	Shares		Value(a)
Greece (0.8%)
OPAP	8,529		204,806

Hong Kong (7.0%)
Champion REIT	1,092,000	(d)	436,805
Esprit Holdings	40,700		294,093
Great Eagle Holdings	121,209		281,208
Hang Lung Properties	60,000		219,873
Hang Seng Bank	18,300		297,290
Sun Hung Kai Properties	18,000		273,835

Total			1,803,104

Indonesia (0.7%)
Perusahaan Gas Negara	519,500		183,291

Italy (2.9%)
Eni	18,091		421,011
Snam Rete Gas	24,069		105,389
Telecom Italia	136,667		213,851

Total			740,251

Japan (4.3%)
Nintendo	1,400		378,710
Ono Pharmaceutical	11,400		507,337
Oracle Japan	5,500	(d)	221,512

Total			1,107,559

Mexico (1.0%)
Grupo Continental	124,300		254,210

Netherlands (1.8%)
Aegon	33,314		244,880
Royal Dutch Shell Series B	8,731		226,649

Total			471,529

Norway (0.7%)
StatoilHydro	9,100		194,521

Singapore (2.0%)
DBS Group Holdings	52,500		506,445

Spain (2.1%)
Inditex	4,901		263,592
Telefonica	11,115		276,487

Total			540,079

Sweden (1.8%)
Holmen Series B	6,474		178,149
Skanska Series B	20,313	(d)	285,115

Total			463,264

Taiwan (3.0%)
Chunghwa Telecom ADR	15,915		277,872
Delta Electronics	104,040		269,632
Hung Poo Real Estate Development	182,000		233,063

Total			780,567

Issuer	Shares	Value(a)
United Kingdom (18.5%)
3i Group	22,317	102,054
Admiral Group	29,823	476,512
AstraZeneca	8,386	392,660
BAE Systems	56,710	290,828
BP	76,969	639,273
British American Tobacco	12,648	392,560
Cable & Wireless	66,991	161,369
GlaxoSmithKline	19,626	376,696
Intl Power	63,895	272,440
Natl Grid	31,152	290,635
Northern Foods	71,573	73,530
Pearson	36,581	423,780
RSA Insurance Group	58,508	123,734
Vodafone Group	203,975	418,081
Wincanton	106,124	331,508
Total		4,765,660

United States (21.8%)
AllianceBernstein Holding LP	8,755	180,703
Altria Group	20,371	357,104
AT&T	9,647	253,041
BP Prudhoe Bay Royalty Trust	7,827	533,175
Bristol-Myers Squibb	20,924	454,888
CenturyTel	10,401	326,488
Diamond Offshore Drilling	2,627	236,088
EI du Pont de Nemours & Co	4,467	138,164
Home Depot	7,495	194,420
Jabil Circuit	28,530	261,335
Kinder Morgan Energy Partners LP	8,329	442,103
Merck & Co	15,338	460,293
Packaging Corp of America	22,531	443,185
Parkway Properties	6,566	93,040
Pfizer	18,214	290,149
Philip Morris Intl	8,405	391,673
Plum Creek Timber	8,501	265,911
Reynolds American	6,741	293,301
Total		5,615,061
Total Common Stocks (Cost: $22,129,814)		$24,209,318

Bonds (4.3%)(c)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Finland (2.3%)
Talvivaara Mining Sr Unsecured (European Monetary Unit) Cv 05-20-13	5.25%	$500,000	$604,000

Jersey (1.4%)
Intl Power Finance III (European Monetary Unit) Cv 06-05-15	4.75	300,000	366,093

	Coupon	Principal
Issuer	rate	amount	Value(a)
United States (0.6%)
Micron Technology Cv 06-01-14	1.88	200,000	142,000
Total Bonds (Cost: $634,914)			$1,112,093

Money Market Fund (1.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	312,987	(e)	$312,987
Total Money Market Fund (Cost: $312,987)			$312,987

Investments of Cash Collateral Received for Securities on Loan (1.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	437,872	$437,872
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $437,872)		$437,872

Total Investments in Securities (Cost: $23,515,587)(f)		$26,072,270

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Aerospace & Defense	1.1%	$290,828
Air Freight & Logistics	1.3	331,508
Beverages	3.8	979,089
Capital Markets	1.1	282,757
Chemicals	2.9	733,942
Commercial Banks	4.2	1,085,212
Communications Equipment	0.7	181,647
Construction & Engineering	1.1	285,115
Containers & Packaging	1.7	443,185
Diversified Telecommunication Services	8.5	2,200,773
Electric	1.4	366,093
Electric Utilities	1.9	499,203
Electronic Equipment, Instruments & Components	2.1	530,967
Energy Equipment & Services	0.9	236,088
Food Products	0.3	73,530
Gas Utilities	1.1	288,680
Hotels, Restaurants & Leisure	0.8	204,806
Independent Power Producers & Energy Traders	1.1	272,440
Insurance	6.2	1,604,994
IT Services	1.1	280,086
Machinery	0.9	225,172
Media	3.6	914,178
Metals	2.3	604,000
Metals & Mining	0.9	241,780
Multi-Utilities	1.1	290,635
Oil, Gas & Consumable Fuels	13.2	3,380,675
Paper & Forest Products	0.7	178,149
Personal Products	0.7	190,967
Pharmaceuticals	11.7	2,974,131
Real Estate Investment Trusts (REITs)	3.1	795,756
Real Estate Management & Development	3.9	1,007,979
Software	2.3	600,222
Specialty Retail	2.9	752,105
Technology	0.6	142,000
Tobacco	5.6	1,434,638
Wireless Telecommunication Services	1.6	418,081
Other(1)	2.9	750,859

Total		$26,072,270

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.
(d) At July 31, 2009, security was partially or fully on loan.
(e) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.
(f) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $23,516,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,343,000
Unrealized depreciation	(787,000)

Net unrealized appreciation	$2,556,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks (a)	$24,209,318	$—	$—	$24,209,318

Total Equity Securities	24,209,318	—	—	24,209,318

Bonds
Corporate Debt Securities	—	508,093	604,000	1,112,093

Total Bonds	—	508,093	604,000	1,112,093

Other
Affiliated Money Market Fund (b)	312,987	—	—	312,987
Investments of Cash Collateral Received for Securities on Loan	437,872	—	—	437,872

Total Other	750,859	—	—	750,859

Total	$24,960,177	$508,093	$604,000	$26,072,270

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Debt
Securities
Balance as of Oct. 31, 2008	$—
Accrued discounts/premiums	27,777
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	323,896
Net purchases (sales)	252,327
Transfers in and/or out of Level 3	—

Balance as of July 31, 2009	$604,000

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2009 was $323,896.

Portfolio of Investments
Threadneedle Global Extended Alpha Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.0%)(c)

Issuer	Shares		Value(a)
Australia (1.1%)
CSL	2,830		$72,286

Belgium (1.2%)
Fortis	21,000	(b)	81,701

Bermuda (2.5%)
Accenture Cl A	2,646		92,795
PartnerRe	1,075		73,734

Total			166,529

Brazil (2.7%)
Companhia Brasileira de Meios de Pagamento	4,480	(b)	42,780
Natura Cosmeticos	4,400		62,705
Redecard	5,000		74,447

Total			179,932

Canada (2.6%)
Barrick Gold	2,300		80,338
First Uranium	8,000	(b,f)	29,117
Nexen	3,000		62,430

Total			171,885

Denmark (1.2%)
Vestas Wind Systems	1,150	(b)	81,007

France (1.6%)
France Telecom	4,185		104,430

Germany (3.0%)
Linde	1,090		102,863
Siemens	1,217		97,123

Total			199,986

Hong Kong (5.9%)
Great Eagle Holdings	51,359	(f)	119,154
Hongkong & Shanghai Hotels	80,000		91,872
KWG Property Holding	100,000		76,259
Sun Hung Kai Properties	7,000		106,491

Total			393,776

India (0.9%)
State Bank of India GDR	760		57,000

Indonesia (1.0%)
Bank Rakyat Indonesia	95,000		69,909

Issuer	Shares		Value(a)
Japan (2.2%)
Canon	1,000		37,315
Honda Motor	800		25,793
Nintendo	300		81,152

Total			144,260

Luxembourg (0.9%)
Millicom Intl Cellular	810	(b)	60,062

Mexico (1.0%)
America Movil ADR Series L	1,525		65,590

Netherlands (0.6%)
Fugro	880		39,485

Russia (0.5%)
NovaTek GDR	800	(d,e)	34,488

Singapore (0.9%)
DBS Group Holdings	6,000		57,880

South Korea (2.3%)
NHN	350	(b)	50,865
Samsung Electronics	170		100,208

Total			151,073

Switzerland (7.4%)
Mettler Toledo Intl	1,100	(b)	92,466
Nestlé	4,450		183,182
Novartis	1,610		73,749
Roche Holding	500		78,856
Syngenta	283		65,320

Total			493,573

Turkey (1.2%)
Turkiye Garanti Bankasi	23,000	(b)	81,377

United Kingdom (8.8%)
Autonomy	3,850	(b)	75,568
BG Group	7,500		125,160
Tesco	18,600		114,185
Tullow Oil	8,000		132,101
Vodafone Group	71,200		145,936

Total			592,950

United States (46.5%)
Altria Group	4,500		78,885
American Tower Cl A	3,300	(b)	112,497
Aon	1,100		43,395
Bank of America	13,000		192,270
Cisco Systems	4,600	(b)	101,246
Cliffs Natural Resources	1,450		39,716
Coca-Cola	1,750		87,220
Colgate-Palmolive	1,230		89,101
Comcast Cl A	2,040		30,314
CommScope	4,500	(b)	115,200

Issuer	Shares		Value(a)
Dell	11,255	(b)	150,592
DIRECTV Group	4,200	(b)	108,780
ENSCO Intl	1,050		39,785
Goldman Sachs Group	700		114,310
Google Cl A	250	(b)	110,763
Humana	2,400	(b)	78,840
IBM	1,300		153,309
Johnson & Johnson	2,040		124,216
Jones Lang LaSalle	850		32,266
Laboratory Corp of America Holdings	2,110	(b)	141,771
Lowe’s Companies	4,000		89,840
Microsoft	6,390		150,293
Morgan Stanley	2,200		62,700
Noble	2,100		71,105
Oracle	7,000		154,910
Republic Services	2,700		71,820
Starwood Hotels & Resorts Worldwide	1,400		33,054
Thermo Fisher Scientific	2,590	(b)	117,275
Travelers Companies	2,430		104,660
Ultra Petroleum	850	(b)	37,502
Union Pacific	2,000		115,040
Walgreen	3,000		93,150
Western Union	3,700		64,676

Total			3,110,501

Total Common Stocks
(Cost: $5,767,156)			$6,409,680

Money Market Fund (4.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	296,983	(g)	$296,983
Total Money Market Fund

(Cost: $296,983)			$296,983

Investments of Cash Collateral Received for Securities on Loan (1.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	88,268	$88,268

Total Investments of Cash Collateral Received for Securities on Loan

(Cost: $88,268)		$88,268

Total Investments in Securities (Cost: $6,152,407)(h)		$6,794,931

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Automobiles	0.4%	$25,793
Beverages	1.3	87,220
Biotechnology	1.1	72,286
Capital Markets	2.6	177,010
Chemicals	2.5	168,183
Commercial Banks	4.0	266,166
Commercial Services & Supplies	1.1	71,820
Communications Equipment	3.2	216,446
Computers & Peripherals	4.6	303,901
Diversified Financial Services	4.1	273,971
Diversified Telecommunication Services	1.6	104,430
Electrical Equipment	1.2	81,007
Energy Equipment & Services	2.3	150,375
Food & Staples Retailing	3.1	207,335
Food Products	2.7	183,182
Health Care Providers & Services	3.3	220,611
Hotels, Restaurants & Leisure	1.9	124,926
Household Products	1.3	89,101
Industrial Conglomerates	1.5	97,123
Insurance	3.3	221,789
Internet Software & Services	2.4	161,628
IT Services	4.1	274,698
Life Sciences Tools & Services	3.1	209,741
Media	2.1	139,094
Metals & Mining	2.2	149,171
Office Electronics	0.6	37,315
Oil, Gas & Consumable Fuels	5.9	391,681
Personal Products	0.9	62,705
Pharmaceuticals	4.1	276,821
Real Estate Management & Development	5.0	334,170
Road & Rail	1.7	115,040
Semiconductors & Semiconductor Equipment	1.5	100,208
Software	6.9	461,923
Specialty Retail	1.3	89,840
Tobacco	1.2	78,885
Wireless Telecommunication Services	5.8	384,085
Other(1)	5.8	385,251

Total		$6,794,931

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Portfolio Swap(1) Outstanding at July 31, 2009

		Next	Net unrealized
Counterparty	Description	reset date	appreciation

UBS	The Fund receives(pays) the total return on a custom basket of long(short) equity positions and pays(receives) a floating rate based on the 1-day LIBOR which is denominated in various foreign currencies based on the local currencies of the securities underlying the custom basket.	Aug. 11, 2009	$29,659

Total			$29,659

(1)	The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $34,488 or 0.5% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2009, was $34,488 representing 0.5% of net assets. Information concerning such security holdings at July 31, 2009, is as follows:

	Acquisition
Security	dates	Cost
NovaTek GDR	04-23-09	$25,711
(f)	At July 31, 2009, security was partially or fully on loan.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(h)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $6,152,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$778,000
Unrealized depreciation	(135,000)

Net unrealized appreciation	$643,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$6,409,680	$—	$—	$6,409,680

Total Equity Securities	6,409,680	—	—	6,409,680

Other
Affiliated Money Market Fund (b)	296,983	—	—	296,983
Investments of Cash Collateral Received for Securities on Loan	88,268	—	—	88,268

Total Other	385,251	—	—	385,251

Investments in Securities	6,794,931	—	—	6,794,931
Other Financial Instruments (c)	—	29,659	—	29,659

Total	$6,794,931	$29,659	$—	$6,824,590

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other financial instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Global Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	September 29, 2009